Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,364,341	$ 817,034	$ 4,107,494	$ 2,409,953
Cost of revenue	420,447	248,043	1,284,375	734,285
Gross profit	943,894	568,991	2,823,119	1,675,668
Operating expenses
Advertising and marketing	157,321	144,283	456,431	476,989
Professional fees	331,733	248,382	1,124,439	752,277
Officer compensation	22,500	22,500	90,000	90,000
Depreciation and amortization expense	51,814	76,572	220,559	310,102
Investor relations		23,268	52,193	9,000
General and administrative	245,566	159,091	798,316	752,527
Total operating expenses	808,934	674,096	2,741,938	2,390,894
Net income (loss) from operations	134,960	(105,105)	81,181	(715,226)
Other income (expense)
Interest expense	(893,850)	(1,854,417)	(5,641,609)	(6,491,538)
Gain (loss) on derivative financial instruments	(1,149)	(1,498)	(2,543)	4,798
Other income				2,463
Gain on extinguishment of debt				1,511,297
Impairment of goodwill				(4,125,460)
Total other income (expense)	(894,999)	(1,855,915)	(5,644,152)	(9,098,440)
Net loss	$ (760,040)	$ (1,961,020)	$ (5,562,971)	$ (9,813,666)
Basic and diluted earnings (loss) per share from:
Net loss per common share, basic (in Dollars per share)	$ (0.06)	$ (0.16)	$ (0.44)	$ (0.79)
Net loss per common share, diluted (in Dollars per share)	$ (0.06)	$ (0.16)	$ (0.44)	$ (0.79)
Weighted average number of common shares outstanding, basic (in Shares)	12,538,968	12,493,938	12,531,586	12,447,089
Weighted average number of common shares outstanding, Diluted (in Shares)	12,538,968	12,493,938	12,531,586	12,447,089